Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2018 £m	No. of shares	2017 £m
At start of year	1,123,682,106	162	1,144,122,623	165
Issue of ordinary shares	1,580,885	–	2,019,483	–
Issue of ordinary shares in exchange for RELX NV shares	930,780,110	134
Cancellation of shares	(45,000,000)	(6)	(22,460,000)	(3)
At end of year	2,011,043,101	290	1,123,682,106	162

RELX NV

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2018 €m	No. of shares	2017 €m
At start of year	999,961,098	70	1,019,893,404	71
Issue of ordinary shares	888,128		2,067,694	–
Cancellation of shares	—		(22,000,000)	(1)
Cancellation of ordinary shares on completion of the corporate simplification	(930,780,110)	(65)	—	–
Cancellation of treasury shares on completion of the corporate simplification	(70,069,116)	(5)	—	–
At end of year	–	–	999,961,098	70

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2018 Shares in issue net of treasury shares (millions)	2017 Shares in issue net of treasury shares (millions)
RELX PLC
At start of year	1,123.6	(63.5)	1,060.1	1,080.5
Issue of ordinary shares	1.6	—	1.6	2.0
Issue of ordinary shares in exchange for RELX NV shares	930.8	(3.5)	927.3	–
Repurchase of ordinary shares	—	(26.9)	(26.9)	(23.1)
Net (purchase)/release of shares by the Employee Benefit Trust	—	(0.2)	(0.2)	0.7
Cancellation of shares	(45.0)	45.0	—	–
At end of year	2,011.0	(49.1)	1,961.9	1,060.1
RELX NV
At start of year	1,000.0	(56.4)	943.6	962.2
Issue of ordinary shares	0.9	—	0.9	2.1
Repurchase of ordinary shares	—	(17.5)	(17.5)	(21.4)
Net release of shares by the Employee Benefit Trust	—	0.3	0.3	0.7
Cancellation of ordinary shares on completion of the corporate simplification	(930.8)	3.5	(927.3)	–
Cancellation of treasury shares on completion of the corporate simplification	(70.1)	70.1	—	–
At end of year	—	—	—	943.6

At end of year	2,011.0	(49.1)	1,961.9	2,003.7